Shareholder Fees - StrategicAdvisersMunicipalBondFund-PRO	Jul. 30, 2024 USD ($)
StrategicAdvisersMunicipalBondFund-PRO | Strategic Advisers Municipal Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none